Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current	$ 0	$ 0
Deferred	0	0
Total	$ 0	$ 0